OTHER LONG-TERM LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Long Term Liabilties [Abstract]
Disclosure of other long-term liabilities, net of current maturities
	December 31,
	2022	2021
	US Dollars in thousands
Liability in respect of purchase of servers (a)	175	411
Liability in respect of royalties to government institutions (b)	563	660
Liability for contingent payment due to employee benefit (c)	1,006	760
Liability for forward contract for acquisitions, see note 6	1,536	2,238
	3,280	4,069